Revenue (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of licensing revenue

	Consolidated
	2022 A$’000	2021 A$’000	2020 A$’000

Licensing revenue	—	15,183	—

Disaggregation of revenue
Summary of disaggregation of revenue from contracts with customers
The disaggregation of revenue from contracts with customers is as follows:

	Consolidated
	2022 A$’000	2021 A$’000	2020 A$’000

Geographical regions
China	—	10,006	—
Sweden	—	5,177	—

	—	15,183	—

Timing of revenue recognition
Licensing revenue at a point in time	—	15,183	—